Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2016	2015	2014
Current expense	$103,335	$67,025	$69,612
Deferred expense (benefit)	(16,654)	4,551	(25,027)
Tax credits	(7,112)	(11,268)	(12,012)
Amortization on qualified affordable housing tax credits	4,185	2,023	1,005
Tax benefits attributable to items charged to equity and goodwill	1,439	1,763	2,105
	$85,193	$64,094	$35,683

There was a balance payable of $2 million and a balance receivable of $13 million for federal and state income taxes at December 31, 2016 and 2015, respectively. The provision for federal income taxes differs from the amount computed by applying the federal income tax statutory rate of 35 percent on income before income tax expense as indicated in the following analysis for the years ended December 31:

(Dollars in thousands)	2016	2015	2014
Federal tax based on statutory rate	$95,189	$72,428	$49,373
Increase (decrease) resulting from:
Effect of tax-exempt income	(8,203)	(6,919)	(7,064)
Interest and other nondeductible expenses	3,250	5,899	2,642
State taxes, net of federal benefit	4,770	3,955	2,531
Tax credits	(7,112)	(11,268)	(12,012)
Amortization on qualified affordable housing tax credits	4,185	2,023	1,005
Other	(6,886)	(2,024)	(792)
	$85,193	$64,094	$35,683
Effective tax rate	31.3%	31.0%	25.3%

The composition of other items resulting in a net tax benefit of $6.9 million for the year ending December 31, 2016 arose principally from completion of a study concluding existence of $6.5 million net unrealized built-in gains on the 2015 Florida Bank Group acquisition and $0.2 million of dividends on restricted stock. The Company recognized a $6.5 million deferred tax asset, a portion of which was claimed on the 2015 income tax return filed in the fourth quarter of 2016.
The net deferred tax asset at December 31 is as follows:

(Dollars in thousands)	2016	2015
Deferred tax asset:
NOL carryforward	$19,584	$17,258
Allowance for credit losses	58,036	56,446
Deferred compensation	10,852	7,528
Basis difference in acquired assets	32,923	48,256
Unrealized loss on securities available for sale	14,019	854
OREO	4,498	6,210
Other	14,754	10,438
	154,666	146,990
Deferred tax liability:
Basis difference in acquired assets	(13,150)	(31,975)
Gain on acquisition	—	(212)
FHLB stock	(270)	(122)
Premises and equipment	(6,132)	(1,658)
Acquisition intangibles	(8,134)	(7,648)
Deferred loan costs	(4,702)	(4,610)
Investments acquired	—	(167)
Other	(9,196)	(16,694)
	(41,584)	(63,086)
Net deferred tax asset	$113,082	$83,904

Net operating loss carryforwards arising from acquisitions during 2015 expire over a 20-year period and will be utilized subject to annual Internal Revenue Code Section 382 limitations. No benefit was recognized at acquisition for net operating losses that will expire unused due to the IRS limitations.
The Company determined that the net deferred tax asset is more likely than not to be realized based on an assessment of all available positive and negative evidence and therefore no valuation allowance has been recorded as of December 31, 2016 or 2015.
Retained earnings at December 31, 2016 and 2015 included approximately $21.9 million accumulated prior to January 1, 1987 for which no provision for federal income taxes has been made. If this portion of retained earnings is used in the future for any purpose other than to absorb bad debts, it will be added to future taxable income.
The Company does not believe it has any unrecognized tax benefits included in its consolidated financial statements. The Company has not had any settlements in the current period with taxing authorities, nor has it recognized tax benefits as a result of a lapse of the applicable statute of limitations.
During the years ended December 31, 2016, 2015, and 2014, the Company did not recognize any interest or penalties in its consolidated financial statements, nor has it recorded a liability for interest or penalty payments.